Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2023
Property and Equipment, Net
Schedule of property and equipment

	Thousands of Yen
	2023	2022
Leasehold improvements	¥560,639	¥539,553
Vehicles	25,586	18,089
Tools, furniture and fixtures	161,666	114,663
Total	747,891	672,305
Accumulated depreciation and amortization	(296,393)	(248,017)
	¥451,498	¥424,288